CONVERTIBLE BOND PAYABLE - Summary of Convertible Bonds Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Convertible bonds	$ 162,178,103	$ 159,505,397
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Convertible bonds	45,961,356	44,435,897
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Convertible bonds	21,975,810	21,758,873
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Convertible bonds	$ 94,240,937	$ 93,310,627